Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Allowance For Mortgage Loans Receivable
Balance at December 31, 2018	$ 1,672,003
Provision for additional losses	48,741
Proceeds from sale of property held for sale	(100,537)
Balance at June 30, 2019	$ 1,620,207

	2018	2017
Balance at beginning of year	$1,428,155	$1,311,983
Provision for losses on mortgage loans receivable	254,310	116,172
Reclassified to real estate held for sale	(10,462)	—
Charge-offs	—	—
Balance at end of year	$1,672,003	$1,428,155